Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
Income tax provision
for the years ended December 31, consists of the following (in thousands):

	2021	2020	2019
Current
Federal	$—	$—	$—
State	56	89	$33
Foreign	104	170	45

Current income tax provision	160	259	78

Deferred
Federal	61	218	(1,387)
State	(81)	(50)	(166)
Foreign	(2)	(70)	—

Deferred income tax provision (benefit)	(22)	98	(1,553)

Total income tax provision (benefit)	$138	$357	$(1,475)

Schedule of Components of Loss Before Income Taxes
The components of
Loss before income taxes
for the years ended December 31, were as follows (in thousands):

	2021	2020	2019
Domestic	$(68,534)	$(77,611)	$(58,155)
Foreign	380	396	163

Loss before income taxes	$(68,154)	$(77,215)	$(57,992)

Schedule of Income Tax Provision (Benefit)
The
Income tax provision (benefit)
differs from the amount that would be provided by applying the statutory US corporate income tax rate for the years ended December 31, due to the following items (in thousands):

	2021	2020	2019
Benefit at statutory rate	$(14,312)	$(16,213)	$(12,177)
State taxes, net of federal benefit	(1,139)	(1,372)	(1,049)
Foreign rate differential	8	5	4
Nondeductible expenses	420	—	—
Unrecognized tax benefits including interest and penalties	6	11	5
Unbenefited losses	14,770	17,337	11,719
Valuation allowance	380	578	16
Other	5	11	7

Income tax provision (benefit)	$138	$357	$(1,475)

Schedule of Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred income tax assets and liabilities as of December 31, include the following (in thousands):

	2021	2020
Deferred tax assets
Accruals not yet tax deductible	$2,379	$1,545
Stock compensation	67	53
Net operating loss and credit carryforwards	1	50
UNICAP	11	12
Amortization, book in excess of tax	258	—
Lease liability	812	120
Other	346	850

Deferred tax assets before valuation allowance	$3,874	$2,630
Less: Valuation allowance	(915)	(594)

Total deferred tax assets	2,959	2,036

Deferred tax liabilities
Depreciation, tax in excess of book	(2,283)	(1,871)
Amortization, tax in excess of book	—	(184)
Right-of-use asset	(790)	(117)

Total deferred tax liabilities	(3,073)	(2,172)

Net deferred tax liability	$(114)	$(136)